Leases - Capital Leases (Details)	Dec. 31, 2017 USD ($)
Leases [Abstract]
Capital Leased Assets	$ 0
2018, Minimum Payment	5,000,000
2019, Minimum Payment	10,000,000
2020, Minimum Payment	10,000,000
2021, Minimum Payment	10,000,000
2022, Minimum Payment	10,000,000
Thereafter, Minimum Payment	154,000,000
Total, Minimum Payment	$ 199,000,000